VANECK URANIUM AND NUCLEAR ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.2%
Australia : 6.5%
Boss Energy Ltd. * † 7,955,490 $ 12,581,513
Deep Yellow Ltd. * † 22,426,113 15,071,787
Paladin Energy Ltd. * † 6,778,623 21,889,539
Silex Systems Ltd. * † 6,280,717 14,326,950
63,869,789
Canada : 13.9%
Cameco Corp. (USD) † 1,560,797 64,242,405
Denison Mines Corp. (USD) *
† 23,372,605 30,384,386
NexGen Energy Ltd. (USD) *
† 9,569,962 42,969,129
137,595,920
China : 4.6%
CGN Power Co. Ltd. (HKD)
144A 144,211,000 45,159,157
Underline
Czech Republic : 5.6%
CEZ AS 1,124,805 55,573,778
Underline
Finland : 5.6%
Fortum Oyj † 3,355,791 54,896,875
Underline
Italy : 6.9%
Endesa SA 2,576,536 68,187,804
Underline
Jersey, Channel Islands : 3.1%
Yellow Cake Plc 144A * 5,592,629 30,415,139
Underline
Kazakhstan : 4.0%
NAC Kazatomprom JSC (USD)
(GDR) 1,222,617 39,918,445
Underline
South Korea : 1.9%
KEPCO Engineering &
Construction Co., Inc. 487,040 19,156,177
Underline
Number
of Shares Value
United States : 48.1%
BWX Technologies, Inc. 469,374 $ 46,303,745
Centrus Energy Corp. * † 394,343 24,532,078
Constellation Energy Corp. 380,004 76,620,207
Encore Energy Corp. * † 4,916,619 6,735,768
Energy Fuels, Inc. * † 5,103,077 19,034,477
NANO Nuclear Energy, Inc. *
† 753,626 19,940,944
NuScale Power Corp. * 2,880,570 40,788,871
Oklo, Inc. * † 1,757,599 38,016,866
PG&E Corp. 4,414,586 75,842,588
Public Service Enterprise
Group, Inc. 1,028,450 84,641,435
Uranium Energy Corp. * † 8,973,005 42,890,964
475,347,943
Total Common Stocks
(Cost: $1,131,951,798) 990,121,027
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.1%
Money Market Fund: 6.1%
(Cost: $60,585,310)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 60,585,310 60,585,310
Total Investments: 106.3%
(Cost: $1,192,537,108) 1,050,706,337
Liabilities in excess of other assets: (6.3)% (62,047,536)
NET ASSETS: 100.0% $ 988,658,801
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $156,888,288.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $75,574,296, or 7.6% of net assets.